Share-Based Compensation Plans - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions			12 Months Ended
		Mar. 31, 2020 INR (₨) Options	Mar. 31, 2021 INR (₨) shares ₨ / shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 INR (₨) shares ₨ / shares	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognised on account of cash settled share based plan			₨ 63	$ 1	₨ 5
Share based compensation liability		₨ 13	₨ 72		13		$ 1
Potential ordinary share transactions [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised in share-based payment arrangement | Options		58,420
Vedanta Limited Employee Stock Option Scheme 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of awards			₨ 1
Performance period of awards			performance period is three years, with no re-testing being allowed	performance period is three years, with no re-testing being allowed
Share-based payment transactions expense recognized			₨ 575	$ 8	₨ 754	₨ 822
Weighted average share price at date of exercise of stock options			₨ 131.08		₨ 126.02
Weighted average remaining contractual life of Options			2 years 10 days	2 years 10 days	2 years 3 months 10 days
Number of share options exercised in share-based payment arrangement | shares	[1]		2,196,684	2,196,684	620,441
CIESOP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of awards			₨ 0		₨ 0
Performance period of awards			3 years from the date of grant	3 years from the date of grant
Weighted average remaining contractual life of Options			9 months 18 days	9 months 18 days	1 year 5 months 15 days
Number of share options exercised in share-based payment arrangement | shares
Employee share option plan of Vedanta Resources Plc [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognised on account of cash settled share based plan			₨ 221	$ 3	₨ 221
Share based compensation liability		₨ 511	860		511		$ 12
Expense recognised on account of equity settled share based plan			859	12	980
Share based payments capitalised			₨ 262	$ 4	₨ 253

[1]	excludes 58,420 options exercised during the year regarding which the transaction could not be completed before March 31, 2020 and hence, the corresponding shares were held by the Group.